Shareholder Report, Line Graph (Details) 194910_Aristotle Growth Equity Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 1,674,387	$ 1,592,399	$ 1,201,399	$ 1,382,523	$ 1,282,067	$ 852,327	$ 827,166	$ 719,356	$ 571,251	$ 500,000	$ 2,014,450
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	1,595,643	1,474,012	1,134,893	1,229,949	1,063,548	680,228	731,255	667,834	585,861	500,000	$ 1,879,723
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Total Return
Accumulated Value	$ 1,993,977	$ 1,850,333	$ 1,331,208	$ 1,494,085	$ 1,299,463	$ 798,472	$ 791,261	$ 701,795	$ 578,784	$ 500,000	$ 2,369,091